Notes Payable - Schedule of notes payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 300,549	$ 384,647
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	549	49,647
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 300,000	$ 335,000